PRIVATE PLACEMENT (Details) - USD ($)						5 Months Ended	12 Months Ended
	Nov. 23, 2021	Nov. 22, 2021	May 25, 2021	May 20, 2021	Nov. 27, 2020	Dec. 31, 2020	Dec. 31, 2021
Private Placement Warrants [Abstract]
Gross proceeds to be received from issuance of warrants						$ 10,280,000	$ 5,520,000
Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)					10,280,000
Share price (in dollars per share)					$ 1.00
Gross proceeds to be received from issuance of warrants					$ 10,280,000
Warrants outstanding (in shares)	15,800,000
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	2,760,000		2,760,000
Share price (in dollars per share)							$ 1.00
Gross proceeds to be received from issuance of warrants		$ 2,760,000		$ 2,760,000
Class A Ordinary Shares [Member] | Private Placement Warrant [Member]
Private Placement Warrants [Abstract]
Number of securities to be called by each warrant (in shares)							1
Warrants exercise price (in dollars per share)							$ 11.50